John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 97.4%		$18,173,596,667
(Cost $12,133,904,297)
Communication services 1.9%		347,338,636
Entertainment 0.5%
Live Nation Entertainment, Inc. (A)	997,174	87,342,471
Interactive media and services 0.4%
Yelp, Inc. (A)	1,628,831	65,088,087
Media 1.0%
Altice USA, Inc., Class A (A)	2,635,217	89,966,308
TEGNA, Inc.	5,593,911	104,941,770
Consumer discretionary 13.4%		2,500,104,427
Auto components 1.1%
Gentex Corp.	2,677,274	88,590,997
Lear Corp.	599,189	105,025,848
Automobiles 0.9%
Harley-Davidson, Inc.	3,748,528	171,757,553
Distributors 0.5%
LKQ Corp. (A)	2,010,336	98,948,738
Hotels, restaurants and leisure 3.3%
Darden Restaurants, Inc.	594,109	86,733,973
Expedia Group, Inc. (A)	618,026	101,177,036
International Game Technology PLC (A)	1,819,825	43,603,007
Las Vegas Sands Corp. (A)	1,996,550	105,198,220
Marriott International, Inc., Class A (A)	706,092	96,395,680
Travel + Leisure Company	1,247,847	74,184,504
Wyndham Hotels & Resorts, Inc.	1,582,890	114,427,118
Household durables 2.1%
Mohawk Industries, Inc. (A)	801,432	154,027,216
Tempur Sealy International, Inc.	1,601,451	62,760,865
Whirlpool Corp.	777,619	169,536,494
Internet and direct marketing retail 0.6%
eBay, Inc.	1,620,658	113,786,398
Leisure products 1.1%
Hasbro, Inc.	1,138,781	107,637,580
Polaris, Inc.	740,650	101,439,424
Multiline retail 0.3%
Dollar Tree, Inc. (A)	500,933	49,842,834
Specialty retail 3.5%
AutoZone, Inc. (A)	180,877	269,908,277
Best Buy Company, Inc.	480,497	55,247,545
Foot Locker, Inc.	1,608,398	99,125,569
Ross Stores, Inc.	1,022,882	126,837,368
Ulta Beauty, Inc. (A)	300,524	103,912,183
Consumer staples 1.7%		312,230,224
Beverages 0.8%
Coca-Cola Europacific Partners PLC	2,656,224	157,567,208
Food and staples retailing 0.5%
U.S. Foods Holding Corp. (A)	2,169,785	83,232,953
Food products 0.4%
Nomad Foods, Ltd. (A)	2,526,709	71,430,063
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 7.0%		$1,310,901,782
Energy equipment and services 2.8%
ChampionX Corp. (A)	4,523,294	116,022,491
Halliburton Company	4,969,992	114,906,215
Helmerich & Payne, Inc.	2,641,021	86,176,515
Schlumberger NV	6,696,655	214,359,927
Oil, gas and consumable fuels 4.2%
ConocoPhillips	3,128,791	190,543,372
Diamondback Energy, Inc.	1,189,980	111,727,222
HollyFrontier Corp.	2,719,930	89,485,697
Marathon Petroleum Corp. (B)	2,624,668	158,582,441
Pioneer Natural Resources Company	880,060	143,027,351
Valero Energy Corp.	1,102,338	86,070,551
Financials 17.9%		3,338,577,989
Banks 7.5%
East West Bancorp, Inc.	2,843,197	203,828,793
Fifth Third Bancorp	9,893,361	378,223,191
Huntington Bancshares, Inc.	21,611,421	308,394,978
KeyCorp	13,485,166	278,468,677
Truist Financial Corp.	4,040,367	224,240,369
Capital markets 2.4%
Ameriprise Financial, Inc.	1,456,734	362,551,958
State Street Corp.	1,117,502	91,948,065
Consumer finance 2.8%
Capital One Financial Corp.	586,613	90,743,165
Discover Financial Services	2,019,379	238,872,342
SLM Corp.	5,308,571	111,161,477
Synchrony Financial	1,824,482	88,523,867
Insurance 4.9%
Aflac, Inc.	1,363,967	73,190,469
Alleghany Corp. (A)	244,709	163,238,033
American International Group, Inc.	2,423,426	115,355,078
Aon PLC, Class A	460,852	110,033,024
Everest Re Group, Ltd.	589,324	148,515,541
Globe Life, Inc.	1,046,210	99,651,503
RenaissanceRe Holdings, Ltd.	407,068	60,579,860
The Travelers Companies, Inc.	479,817	71,833,403
Willis Towers Watson PLC	306,945	70,603,489
Thrifts and mortgage finance 0.3%
Essent Group, Ltd.	1,081,662	48,620,707
Health care 8.6%		1,609,532,642
Health care equipment and supplies 1.3%
Boston Scientific Corp. (A)	1,578,547	67,498,670
Zimmer Biomet Holdings, Inc.	1,070,128	172,097,985
Health care providers and services 5.0%
AmerisourceBergen Corp.	1,386,091	158,693,559
Centene Corp. (A)	1,873,499	136,634,282
HCA Healthcare, Inc.	547,004	113,087,607
Humana, Inc.	398,890	176,596,581
Laboratory Corp. of America Holdings (A)	252,114	69,545,647
Molina Healthcare, Inc. (A)	378,602	95,809,022
Universal Health Services, Inc., Class B	1,266,373	185,434,998
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Life sciences tools and services 2.0%
Avantor, Inc. (A)	4,495,620	$159,639,466
ICON PLC (A)(B)	700,243	144,747,231
IQVIA Holdings, Inc. (A)	281,525	68,219,138
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (A)	346,366	61,528,456
Industrials 21.0%		3,923,904,424
Aerospace and defense 6.3%
BWX Technologies, Inc.	1,983,423	115,276,545
Curtiss-Wright Corp.	683,629	81,187,780
General Dynamics Corp.	654,643	123,243,091
Hexcel Corp. (A)	2,084,128	130,049,587
Howmet Aerospace, Inc. (A)	5,567,281	191,904,176
Huntington Ingalls Industries, Inc.	486,004	102,425,343
L3Harris Technologies, Inc.	664,368	143,603,143
Maxar Technologies, Inc.	1,906,783	76,118,777
Textron, Inc.	3,222,737	221,627,623
Air freight and logistics 0.5%
Expeditors International of Washington, Inc.	716,824	90,749,918
Airlines 1.0%
Alaska Air Group, Inc. (A)	2,005,509	120,952,248
Southwest Airlines Company (A)	1,120,296	59,476,515
Building products 0.9%
Masco Corp.	1,477,106	87,016,314
Owens Corning	902,489	88,353,673
Electrical equipment 3.9%
AMETEK, Inc.	1,842,012	245,908,602
Eaton Corp. PLC	1,739,933	257,823,272
Hubbell, Inc.	295,470	55,205,615
Sensata Technologies Holding PLC (A)	1,106,119	64,121,718
Vertiv Holdings Company	3,578,098	97,682,075
Machinery 5.8%
Allison Transmission Holdings, Inc.	2,767,733	109,989,709
Altra Industrial Motion Corp.	1,613,177	104,888,769
Cummins, Inc.	448,607	109,374,873
Dover Corp.	1,845,091	277,870,705
ITT, Inc.	1,565,707	143,403,104
Oshkosh Corp.	1,300,637	162,111,396
Parker-Hannifin Corp.	604,502	185,648,609
Professional services 2.6%
ASGN, Inc. (A)	1,295,065	125,530,650
Leidos Holdings, Inc.	1,240,583	125,422,941
Robert Half International, Inc.	1,605,152	142,810,373
Science Applications International Corp.	958,934	84,127,280
Information technology 8.8%		1,634,631,688
Communications equipment 0.3%
CommScope Holding Company, Inc. (A)	2,904,260	61,889,781
Electronic equipment, instruments and components 1.7%
Flex, Ltd. (A)	4,599,905	82,200,302
TE Connectivity, Ltd.	1,774,654	239,950,967
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services 1.0%
Amdocs, Ltd.	875,000	$67,690,000
EVERTEC, Inc.	2,465,507	107,619,381
Semiconductors and semiconductor equipment 3.0%
KLA Corp.	272,708	88,414,661
NXP Semiconductors NV	1,083,463	222,890,008
Qorvo, Inc. (A)	1,294,757	253,319,207
Software 1.0%
NortonLifeLock, Inc.	3,268,031	88,955,804
SS&C Technologies Holdings, Inc.	1,319,860	95,109,112
Technology hardware, storage and peripherals 1.8%
NetApp, Inc.	1,405,804	115,022,883
Western Digital Corp. (A)	2,066,873	147,099,351
Xerox Holdings Corp.	2,744,582	64,470,231
Materials 6.0%		1,125,298,654
Chemicals 4.4%
Corteva, Inc.	3,110,301	137,941,849
DuPont de Nemours, Inc.	1,829,727	141,639,167
FMC Corp.	1,792,806	193,981,609
Ingevity Corp. (A)	961,758	78,248,631
PPG Industries, Inc.	582,807	98,943,144
The Mosaic Company	2,644,369	84,381,815
Valvoline, Inc.	2,824,322	91,677,492
Construction materials 0.4%
Eagle Materials, Inc.	502,132	71,357,979
Containers and packaging 1.0%
Avery Dennison Corp.	339,951	71,471,298
Crown Holdings, Inc.	1,052,972	107,624,268
Metals and mining 0.2%
Steel Dynamics, Inc.	805,896	48,031,402
Real estate 7.2%		1,336,828,530
Equity real estate investment trusts 7.2%
American Homes 4 Rent, Class A	2,782,984	108,118,928
Cousins Properties, Inc.	2,773,898	102,023,968
CyrusOne, Inc.	1,171,111	83,757,859
Duke Realty Corp.	3,396,272	160,813,479
Equity Residential	2,125,374	163,653,798
Essex Property Trust, Inc.	399,354	119,810,194
Healthpeak Properties, Inc.	2,813,966	93,676,928
Kilroy Realty Corp.	1,357,630	94,545,353
Lamar Advertising Company, Class A	786,023	82,076,522
Regency Centers Corp.	2,341,758	150,036,435
Welltower, Inc.	2,145,789	178,315,066
Utilities 3.9%		734,247,671
Electric utilities 2.1%
American Electric Power Company, Inc.	851,456	72,024,663
Edison International	2,192,451	126,767,517
Entergy Corp.	1,162,136	115,864,959
PG&E Corp. (A)	7,566,773	76,954,081
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Utilities (continued)
Multi-utilities 1.8%
CenterPoint Energy, Inc.	9,161,519	$224,640,446
DTE Energy Company	910,463	117,996,005

	Yield (%)	Shares	Value
Short-term investments 2.3%			$432,020,027
(Cost $432,020,062)
Short-term funds 2.3%			432,020,027
John Hancock Collateral Trust (C)	0.0324(D)	1,095,704	10,962,083
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	421,057,944	421,057,944

Total investments (Cost $12,565,924,359) 99.7%	$18,605,616,694
Other assets and liabilities, net 0.3%	48,377,427
Total net assets 100.0%	$18,653,994,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21. The value of securities on loan amounted to $10,720,133.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,095,704	$1,229,904	$84,120,118	$(74,387,117)	$(811)	$(11)	$127,648	—	$10,962,083
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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